segment information - Operating revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating revenues
Operating revenues (arising from contracts with customers)	$ 16,838	$ 15,341
Other income	420	122
Operating revenues and other income	17,258	15,463
EBITDA	6,290	5,494
Restructuring and other costs included in EBITDA	186	259
Gain on disposition of financial solutions business	410
Capital expenditures (excluding spectrum licences)	3,498	2,775
Intangible assets, net	17,485	15,048
Goodwill	7,281	7,160
Foreign
Operating revenues
Operating revenues (arising from contracts with customers)	2,600	1,900
Intangible assets, net	2,200	2,200
Goodwill	2,200	2,200
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	14,528	13,604
Other income	420	19
Total external revenues	14,948	13,623
Intersegment revenues	18	13
Operating revenues and other income	14,966	13,636
EBITDA	5,735	4,976
Restructuring and other costs included in EBITDA	148	182
Equity losses related to real estate joint venture	3	19
Gain on disposition of financial solutions business	(410)
Adjusted EBITDA	5,476	5,177
Capital expenditures (excluding spectrum licences)	3,372	2,675
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	12,225	11,540
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,303	2,064
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	8,339	7,905
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	6,297	6,096
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,042	1,809
Fixed [Member]
Operating revenues
Operating revenues (arising from contracts with customers)	6,189	5,699
Fixed [Member] | Service
Operating revenues
Operating revenues (arising from contracts with customers)	5,928	5,444
Fixed [Member] | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	261	255
Digitally-led customer experiences - TELUS International
Operating revenues
Operating revenues (arising from contracts with customers)	2,310	1,737
Other income		103
Total external revenues	2,310	1,840
Intersegment revenues	444	416
Operating revenues and other income	2,754	2,256
EBITDA	555	518
Restructuring and other costs included in EBITDA	38	77
Retirement of provision arising from business acquisition-related written put options within DLCX		(71)
Adjusted EBITDA	593	524
Capital expenditures (excluding spectrum licences)	126	100
Digitally-led customer experiences - TELUS International | Service
Operating revenues
Operating revenues (arising from contracts with customers)	2,310	1,737
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	16,838	15,341
Other income	420	122
Total external revenues	17,258	15,463
Operating revenues and other income	17,258	15,463
EBITDA	6,290	5,494
Restructuring and other costs included in EBITDA	186	259
Equity losses related to real estate joint venture	3	19
Gain on disposition of financial solutions business	(410)
Retirement of provision arising from business acquisition-related written put options within DLCX		(71)
Adjusted EBITDA	6,069	5,701
Capital expenditures (excluding spectrum licences)	3,498	2,775
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	14,535	13,277
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,303	2,064
Eliminations
Operating revenues
Intersegment revenues	(462)	(429)
Operating revenues and other income	$ (462)	$ (429)